Note 4 - Equipment (FY)	12 Months Ended
Dec. 31, 2020
Equipment [Abstract]
Equipment
4. Equipment

The following table summarizes the value of the Company’s equipment as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Computer equipment	$89,362	$98,307
Lab equipment	39,651	39,651
Furniture	3,100	3,100
	132,113	141,058
Less accumulated depreciation	(128,398)	(125,544)
Equipment, net	$3,715	$15,514